Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Fair value adjustments of long-lived assets from business acquisition	¥ 16,234
Total	¥ 16,234